Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4 – PROPERTY AND EQUIPMENT, NET

As of June 30, 2022 and 2021, the Company has the following amounts related to property and equipment:

	Leasehold Improvements	Computer and Equipment	Total

Cost as of January 1, 2022	$165,957	$87,405	$253,362
Additions	$-	-	$-
Cost as of June 30, 2022	$165,957	$87,405	$253,362

Amortization
Brought forward as of January 1, 2022	$67,271	$32,118	$99,389
Charge for the period	$16,818	$8,595	$25,413
Accumulated depreciation as of June 30, 2022	$84,089	$40,713	$124,802

Net property and equipment as of June 30, 2022	$81,868	$46,692	$128,560

Net property and equipment as of December 31, 2021	$98,686	$55,287	$153,973

Depreciation expense for the three months ended June 30, 2022 and 2021 amounted to $11,686 and $13,727, respectively.

Depreciation expense for the six months ended June 30, 2022 and 2021 amounted to $25,413 and $25,368, respectively.

NOTE 4 – PROPERTY AND EQUIPMENT, NET

As of December 31, 2021, and December 31, 2020, the Company’s DataLogiq business segment has the following amounts related to property and equipment:

	Leasehold Improvements	Computer and Equipment	Total

Cost as of January 1, 2021	$165,957	$59,169	$225,126
Additions	$-	28,236	$28,236
Cost as of December 31, 2021	$165,957	$87,405	$253,362

Amortization
Brought forward as of January 1, 2021	$33,635	$12,930	$46,565
Charge for the period	$33,636	$19,188	$52,824
Accumulated depreciation as of December 31, 2021	$67,271	$32,118	$99,389

Net property and equipment as of December 31, 2021	$98,686	$55,287	$153,973

Net property and equipment as of December 31, 2020	$132,322	$46,239	$178,561

Depreciation expenses for the years ended December 31, 2021 and 2020 amounted to $52,824 and $46,565, respectively.